EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits expenses [Text Block]
Classes of Benefits and Expenses by Employee

	2018	2017	2016
	ThU.S.$	ThU.S.$	ThU.S.$
Employee expenses	627,614	563,117	532,957
Wages and salaries	602,936	542,981	506,993
Severance indemnities	24,678	20,136	25,964

Disclosure of defined benefit plans [text block]
	2018	2017	2016
Discount rate	5.91%	5.11%	4.52%
Inflation	3.00%	2.77%	2.79%
Annual rate of wage growth	5.22%	5.22%	5.22%
Mortality rate (1)	RV-2014	RV-2014	RV-2009

(1)
For the purposes of determining the technical reserves, Chilean annuity providers are required by law to utilize the mortality tables specified by the SVS (currently Chilean Commission for the Financial Market). The most recent table is the RV-2014, which is based on Chilean pensioner experience from 2006-2013 (SP & SVS, 2013). The mortality tables distinguish between males and females.

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivities to assumptions	2018 ThU.S.$

Discount rate
Increase in 100 bps	(4,476)
Decrease in 100 bps	5,151

Wage growth rates
Increase in 100 bps	4,881
Decrease in 100 bps	(4,468)

Disclosure of net defined benefit liability (asset) [text block]
The following tables set forth the balances and the reconciliation of the present value of severance indemnities obligations as of
December 31
, 2018 and December 31, 2017:

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Current	5,656	5,730
Non-current	64,895	66,033
Total	70,551	71,763

Reconciliation of the present value of severance indemnities obligations	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Opening balance	71,763	65,328
Current service cost	5,201	5,583
Interest cost	3,723	3,208
(Gains) losses from changes in actuarial assumptions	(172)	(3,711)
Actuarial gains and losses arising from experience	(1,685)	1,212
Benefits paid	(4,773)	(5,654)
Costs from past services	4,710	-
Increase (decrease) for foreign currency exchange rates changes	(8,216)	5,797
Closing balance	70,551	71,763